Segments (Revenue and Plant Property Equipment by Countries) (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Information
Revenue	$ 92,793		$ 98,367	[1]	$ 102,874	[1]
Net Plant, Property and Equipment	10,771		13,821
Revenue | Major Client
Segment Information
Concentration Risk, Percentage	10.00%
Revenue | Geographic Information
Segment Information
Concentration Risk, Percentage	10.00%
Plant and Other Property - Net | Geographic Information
Segment Information
Concentration Risk, Percentage	10.00%
Plant and Other Property - Net
Segment Information
Net Plant, Property and Equipment	10,078		12,979		12,854
Geographic Information
Segment Information
Revenue	92,793	[2]	98,367	[1],[2]	102,874	[1],[2]
Geographic Information | Plant and Other Property - Net
Segment Information
Net Plant, Property and Equipment	10,078		12,979		12,854
UNITED STATES | Geographic Information
Segment Information
Revenue	32,021	[2]	33,427	[1],[2]	34,653	[1],[2]
UNITED STATES | Geographic Information | Plant and Other Property - Net
Segment Information
Net Plant, Property and Equipment	4,388		6,723		6,555
JAPAN | Geographic Information
Segment Information
Revenue	8,382	[2]	9,070	[1],[2]	10,696	[1],[2]
Other countries | Geographic Information
Segment Information
Revenue	52,390	[2]	55,871	[1],[2]	57,525	[1],[2]
Other countries | Geographic Information | Plant and Other Property - Net
Segment Information
Net Plant, Property and Equipment	$ 5,690		$ 6,257		$ 6,299

[1]	Reclassifed to reflect discontinued operation presentation.
[2]	Revenues are attributed to countries based on the location of the client.